Income taxes (Schedule of Tax Losses Pending of Amortize) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available	$ 11,062,805
2011 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2021
Tax losses available	$ 9,293,585 [1]
2012 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2022
Tax losses available	$ 9
2013 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2023
Tax losses available	$ 4,842
2014 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2024
Tax losses available	$ 16,198
2015 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2025
Tax losses available	$ 7,874
2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2026
Tax losses available	$ 121,737
2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2027
Tax losses available	$ 310,041
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2028
Tax losses available	$ 112,323
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2029
Tax losses available	$ 1,196,196

[1]	This amount includes $ 9,268,569 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.